Exchange rate exposure risk (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022		Dec. 31, 2021
Hedge instrument nominal value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	R$ 209,242	[1]	R$ 205,592
Total	209,242		205,592
Hedge Object Accounting Value [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	209,242	[1]	205,592
Total	209,242		205,592
Fair Value Accumulated Adjustments in shareholders' equity (gross of tax effects) [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	9,242	[1]	5,592
Total	9,242		5,592
Fair Value Accumulated Adjustments In Shareholders Equity Net Of Tax Effects [Member]
IfrsStatementLineItems [Line Items]
Hedge of exchange variation on future cash flows	5,083	[1]	3,076
Total	R$ 5,083		R$ 3,076

[1]	Regarding the risk of shares, using Swap contracts, with maturities up to 2028.